Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.14819%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,914,678.45

Principal:
Principal Collections	$15,508,598.90
Prepayments in Full	$7,745,506.15
Liquidation Proceeds	$384,469.46
Recoveries	$92,397.83
Sub Total	$23,730,972.34
Collections	$25,645,650.79

Purchase Amounts:
Purchase Amounts Related to Principal	$233,674.83
Purchase Amounts Related to Interest	$1,197.18
Sub Total	$234,872.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,880,522.80

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,880,522.80
Servicing Fee	$363,809.98	$363,809.98	$0.00	$0.00	$25,516,712.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,516,712.82
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,516,712.82
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,516,712.82
Interest - Class A-3 Notes	$974,185.64	$974,185.64	$0.00	$0.00	$24,542,527.18
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$24,243,143.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,243,143.85
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$24,023,848.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,023,848.18
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$23,873,437.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,873,437.26
Regular Principal Payment	$22,110,031.26	$22,110,031.26	$0.00	$0.00	$1,763,406.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,763,406.00
Residual Released to Depositor	$0.00	$1,763,406.00	$0.00	$0.00	$0.00
Total		$25,880,522.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,110,031.26
Total					$22,110,031.26

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,110,031.26	$46.16	$974,185.64	$2.03	$23,084,216.90	$48.19
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$22,110,031.26	$14.00	$1,643,275.56	$1.04	$23,753,306.82	$15.04

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$223,522,517.45	0.4666441	$201,412,486.19	0.4204854
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$373,462,517.45	0.2365274	$351,352,486.19	0.2225243

Pool Information
Weighted Average APR	5.618%	5.657%
Weighted Average Remaining Term	33.32	32.67
Number of Receivables Outstanding	21,543	20,617
Pool Balance	$436,571,976.69	$412,278,554.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$407,642,660.04	$385,168,227.44
Pool Factor	0.2539123	0.2397831

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$27,110,326.89
Targeted Overcollateralization Amount	$60,926,068.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,926,068.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$421,173.02
(Recoveries)		101	$92,397.83
Net Loss for Current Collection Period			$328,775.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9037%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3726%
Second Prior Collection Period			1.3114%
Prior Collection Period			0.9836%
Current Collection Period			0.9296%
Four Month Average (Current and Prior Three Collection Periods)			0.8993%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,649	$16,857,790.26
(Cumulative Recoveries)			$2,775,990.83
Cumulative Net Loss for All Collection Periods			$14,081,799.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8190%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,363.83
Average Net Loss for Receivables that have experienced a Realized Loss			$5,315.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.82%	253	$7,484,472.63
61-90 Days Delinquent	0.30%	36	$1,218,563.08
91-120 Days Delinquent	0.06%	5	$230,546.32
Over 120 Days Delinquent	0.23%	29	$946,422.16
Total Delinquent Receivables	2.40%	323	$9,880,004.19

Repossession Inventory:
Repossessed in the Current Collection Period		21	$695,073.63
Total Repossessed Inventory		32	$1,125,027.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3623%
Prior Collection Period			0.4085%
Current Collection Period			0.3395%
Three Month Average			0.3701%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5810%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	33

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$2,147,682.27
2 Months Extended	101	$3,228,012.82
3+ Months Extended	29	$800,171.84

Total Receivables Extended	202	$6,175,866.93
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer